                                                                                            UNITED STATES
                                                                   SECURITIES AND EXCHANGE COMMISSION
                                                                                         Washington, D.C.  20549

                                                                                                  FORM N-Q

                                        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                                                                                        INVESTMENT COMPANY

Investment Company Act file number	811-21386

Dreyfus Manager Funds I
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	6/30/10

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Alpha Growth Fund
June 30, 2010 (Unaudited)

Common Stocks--99.6%	Shares	Value ($)
Consumer Discretionary--5.6%
Autoliv	59,000 [a]	2,823,150
Big Lots	4,400 [a,b]	141,196
Ford Motor	223,500 [a,b]	2,252,880
Harman International Industries	17,000 [b]	508,130
ITT Educational Services	4,600 [a,b]	381,892
Target	28,000	1,376,760
		7,484,008
Consumer Staples--17.8%
Altria Group	59,200	1,186,368
Colgate-Palmolive	13,200	1,039,632
Del Monte Foods	72,200	1,038,958
Estee Lauder, Cl. A	59,500	3,315,935
Hormel Foods	45,000	1,821,600
Kimberly-Clark	23,200	1,406,616
Lorillard	4,000	287,920
Philip Morris International	48,200	2,209,488
Procter & Gamble	69,200	4,150,616
Wal-Mart Stores	80,200	3,855,214
Walgreen	126,900	3,388,230
		23,700,577
Energy--3.3%
Chevron	9,100	617,526
Cimarex Energy	35,600	2,548,248
Exxon Mobil	19,200	1,095,744
Forest Oil	4,700 [b]	128,592
		4,390,110
Financial--4.9%
AmeriCredit	12,300 [b]	224,106
Annaly Capital Management	190,400 [c]	3,265,360
Moody's	150,000 [a]	2,988,000

		6,477,466
Health Care--21.0%
Abbott Laboratories	3,000	140,340
Allergan	4,800	279,648
Amgen	63,700 [b]	3,350,620
Becton Dickinson & Co.	2,200	148,764
Biogen Idec	7,200 [b]	341,640
Bristol-Myers Squibb	99,307	2,476,716
Endo Pharmaceuticals Holdings	9,400 [b]	205,108
Gilead Sciences	115,700 [b]	3,966,196
Hologic	123,000 [a,b]	1,713,390
Hospira	68,700 [b]	3,946,815
Johnson & Johnson	101,900	6,018,214
Life Technologies	46,900 [b]	2,216,025
Medco Health Solutions	40,200 [b]	2,214,216
Omnicare	41,000 [a]	971,700
		27,989,392
Industrial--5.8%
Deere & Co.	18,000	1,002,240
Oshkosh	23,400 [b]	729,144
R.R. Donnelley & Sons	166,000	2,717,420
Raytheon	43,600	2,109,804
Valmont Industries	15,700 [a]	1,140,762
		7,699,370
Information Technology--32.7%
Apple	11,779 [b]	2,962,772
CA	17,485	321,724
Cisco Systems	36,000 [b]	767,160
Cypress Semiconductor	213,100 [b]	2,139,524
Fairchild Semiconductor
International	159,800 [b]	1,343,918
Fiserv	72,500 [b]	3,310,350
Google, Cl. A	11,700 [b]	5,205,915
Hewlett-Packard	32,088	1,388,769
International Business Machines	59,100	7,297,668
MasterCard, Cl. A	13,800	2,753,514
Microsoft	221,701	5,101,340

Oracle	132,000	2,832,720
SanDisk	36,800 [b]	1,548,176
Seagate Technology	185,400 [b]	2,417,616
Vishay Intertechnology	128,000 [b]	990,720
Western Digital	106,900 [b]	3,224,104
		43,605,990
Materials--2.9%
Freeport-McMoRan Copper & Gold	53,500	3,163,455
Reliance Steel & Aluminum	19,000	686,850
		3,850,305
Telecommunication Services--.5%
AT & T	29,200	706,348

Utilities--5.1%
DPL	54,400	1,300,160
Integrys Energy	20,500 [a]	896,670
Nicor	34,600 [a]	1,401,300
Pinnacle West Capital	89,500	3,254,220
		6,852,350
Total Common Stocks
(cost $137,171,257)		132,755,916

Other Investment--.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $808,000)	808,000 [d]	808,000

Investment of Cash Collateral for
Securities Loaned--7.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $10,581,259)	10,581,259 [d]	10,581,259

Total Investments (cost $148,560,516)	108.1%	144,145,175
Liabilities, Less Cash and Receivables	(8.1%)	(10,809,563)

Net Assets	100.0%	133,335,612

a	Security, or portion thereof, on loan. At June 30, 2010, the total market value of the fund's securities on loan is
$10,377,052 and the total market value of the collateral held by the fund is $10,581,259.
b	Non-income producing security.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At June 30, 2010, the aggregate cost of investment securities for income tax purposes was $148,560,516.

Net unrealized depreciation on investments was $4,415,341 of which $5,345,158 related to appreciated investment securities and $9,760,499 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	32.7
Health Care	21.0
Consumer Staples	17.8
Money Market Investments	8.5
Industrial	5.8
Consumer Discretionary	5.6
Utilities	5.1
Financial	4.9
Energy	3.3
Materials	2.9
Telecommunication Services	.5
108.1
† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Equity Securities - Domestic+	129,932,766	-	-	129,932,766
Equity Securities - Foreign+	2,823,150	-	-	2,823,150
Mutual Funds	11,389,259	-	-	11,389,259

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended June 30, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus S&P Stars Fund
June 30, 2010 (Unaudited)

Common Stocks--99.8%	Shares	Value ($)
Consumer Discretionary--10.3%
Carnival	82,620	2,498,429
Coach	111,230 [a]	4,065,456
Johnson Controls	98,510	2,646,964
Kohl's	54,370 [b]	2,582,575
Macy's	135,270	2,421,333
News, Cl. A	224,760	2,688,130
O'Reilly Automotive	77,620 [b]	3,691,607
Tiffany & Co.	102,140 [a]	3,872,127
Toll Brothers	119,410 [b]	1,953,548
		26,420,169
Consumer Staples--10.4%
Colgate-Palmolive	53,930	4,247,527
Lorillard	41,070	2,956,219
PepsiCo	89,630	5,462,949
Philip Morris International	120,090	5,504,926
Procter & Gamble	117,780	7,064,444
Whole Foods Market	44,780 [b]	1,612,976
		26,849,041
Energy--10.3%
Apache	51,390	4,326,524
Chevron	76,180	5,169,575
ConocoPhillips	68,240	3,349,902
ENSCO, ADR	68,750	2,700,500
EOG Resources	56,320	5,540,198
Newfield Exploration	42,430 [b]	2,073,130
Occidental Petroleum	43,610	3,364,512
		26,524,341
Financial--14.8%
Ameriprise Financial	100,400	3,627,452
Bank of America	533,510	7,666,538

Comerica	35,720	1,315,568
Huntington Bancshares	230,570	1,277,358
JPMorgan Chase & Co.	190,140	6,961,025
Lincoln National	148,500	3,607,065
Prudential Financial	72,680	3,900,009
State Street	102,580	3,469,256
TD Ameritrade Holding	114,860 [b]	1,757,358
Wells Fargo & Co.	182,240	4,665,344
		38,246,973
Health Care--14.5%
Amgen	55,270 [b]	2,907,202
Celgene	50,940 [b]	2,588,771
Covidien	59,680	2,397,942
Edwards Lifesciences	63,940 [b]	3,581,919
Express Scripts	125,860 [b]	5,917,937
Human Genome Sciences	100,210 [b]	2,270,758
Illumina	62,740 [b]	2,731,072
Merck & Co.	125,120	4,375,446
Pfizer	318,470	4,541,382
Thermo Fisher Scientific	63,430 [b]	3,111,242
Zimmer Holdings	54,700 [b]	2,956,535
		37,380,206
Industrial--11.2%
Caterpillar	79,070 [a]	4,749,735
Cummins	45,030	2,932,804
General Electric	383,080	5,524,014
Ingersoll-Rand	77,620	2,677,114
Jacobs Engineering Group	88,400 [a,b]	3,221,296
Norfolk Southern	51,740	2,744,807
United Parcel Service, Cl. B	57,040	3,245,006
United Technologies	58,860	3,820,603
		28,915,379
Information Technology--22.3%
Amphenol, Cl. A	75,260	2,956,213
Apple	53,190 [b]	13,378,880
Cisco Systems	216,720 [b]	4,618,303
Google, Cl. A	14,010 [b]	6,233,749

Informatica	117,420 [b]	2,803,989
International Business Machines	53,190	6,567,901
Microsoft	350,140	8,056,721
Motorola	807,170 [b]	5,262,748
Oracle	255,880	5,491,185
Research In Motion	45,070 [b]	2,220,148
		57,589,837
Materials--2.9%
Eastman Chemical	58,870	3,141,303
Freeport-McMoRan Copper & Gold	73,020	4,317,673
		7,458,976
Telecommunication Services--3.1%
AT & T	330,480	7,994,311
Total Common Stocks
(cost $277,173,871)		257,379,233

Other Investment--.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,243,000)	1,243,000 [c]	1,243,000

Investment of Cash Collateral for
Securities Loaned--3.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $7,869,694)	7,869,694 [c]	7,869,694

Total Investments (cost $286,286,565)	103.4%	266,491,927
Liabilities, Less Cash and Receivables	(3.4%)	(8,767,514)
Net Assets	100.0%	257,724,413

ADR - American Depository Receipts
a	Security, or portion thereof, on loan. At June 30, 2010, the total market value of the fund's securities on loan is $9,474,442 and the total market value of the collateral held by the fund is $9,828,961, consisting of cash collateral of $7,869,694 and
U.S. Government and Agency securities valued at $1,959,267.

b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At June 30, 2010, the aggregate cost of investment securities for income tax purposes was $286,286,565.

Net unrealized depreciation on investments was $19,794,638 of which $17,320,335 related to appreciated investment securities and $37,114,973 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	252,458,585	-	-	252,458,585
Equity Securities - Foreign+	4,920,648	-	-	4,920,648
Mutual Funds	9,112,694	-	-	9,112,694

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended June 30, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus S&P Stars Opportunities Fund
June 30, 2010 (Unaudited)

Common Stocks--100.1%	Shares	Value ($)
Consumer Discretionary--19.1%
99 Cents Only Stores	24,500 [a]	362,600
Advance Auto Parts	11,200	562,016
Aeropostale	171,000 [a]	4,897,440
American Greetings, Cl. A	58,800	1,103,088
Autoliv	43,600	2,086,260
Bob Evans Farms	5,800	142,796
Career Education	38,000 [a,b]	874,760
Chico's FAS	100,000	988,000
Coach	125,300 [b]	4,579,715
Corinthian Colleges	65,400 [a,b]	644,190
Dollar Tree	31,500 [a]	1,311,345
Fossil	9,200 [a]	319,240
GameStop, Cl. A	100,000 [a,b]	1,879,000
Gentex	16,200	291,276
Guess?	6,900	215,556
John Wiley & Sons, Cl. A	8,200	317,094
Lennar, Cl. A	110,000	1,530,100
Scholastic	26,400 [b]	636,768
Timberland, Cl. A	8,300 [a]	134,045
TRW Automotive Holdings	63,000 [a]	1,736,910
Tupperware Brands	13,000	518,050
Under Armour, Cl. A	64,200 [a,b]	2,126,946
Warnaco Group	97,300 [a]	3,516,422
Washington Post, Cl. B	2,500	1,026,200
		31,799,817
Consumer Staples--.8%
BJ's Wholesale Club	6,600 [a]	244,266
Energizer Holdings	7,000 [a]	351,960
Lancaster Colony	3,700	197,432
Universal	14,000 [b]	555,520

		1,349,178
Energy--6.2%
Bill Barrett	61,500 [a]	1,892,355
Cimarex Energy	70,400	5,039,232
FMC Technologies	20,000 [a]	1,053,200
Mariner Energy	47,000 [a]	1,009,560
Newfield Exploration	15,600 [a]	762,216
Southern Union	23,700	518,082
		10,274,645
Financial--16.4%
Alexandria Real Estate Equities	5,200 [b,c]	329,524
AmeriCredit	18,400 [a,b]	335,248
Aspen Insurance Holdings	140,000	3,463,600
Everest Re Group	30,000	2,121,600
Federal Realty Investment Trust	7,100 [b]	498,917
Fortress Investment Group	113,000 [a,b]	324,310
Fulton Financial	217,500	2,098,875
Hanover Insurance Group	5,900	256,650
Hospitality Properties Trust	8,700	183,570
Hudson City Bancorp	282,700	3,460,248
International Bancshares	9,900 [b]	165,231
Macerich	11,400	425,448
Mack-Cali Realty	33,800	1,004,874
Nasdaq OMX Group	20,000 [a]	355,600
Nationwide Health Properties	26,000 [c]	930,020
New York Community Bancorp	111,200	1,698,024
NewAlliance Bancshares	20,200	226,442
People's United Financial	125,000	1,687,500
Reinsurance Group of America	62,800	2,870,588
Transatlantic Holdings	19,600	940,016
UDR	182,200 [b,c]	3,485,486
Waddell & Reed Financial, Cl. A	16,300	356,644
		27,218,415
Health Care--12.4%
Celgene	16,500 [a]	838,530
Covance	7,600 [a]	390,032
Edwards Lifesciences	47,800 [a]	2,677,756

Endo Pharmaceuticals Holdings	81,800 [a]	1,784,876
Gilead Sciences	55,000 [a]	1,885,400
Health Management Associates, Cl.
A	29,200 [a]	226,884
Health Net	12,300 [a]	299,751
Hologic	8,200 [a]	114,226
Kindred Healthcare	67,700 [a]	869,268
Life Technologies	104,400 [a]	4,932,900
Lincare Holdings	12,150 [b]	394,997
Medicis Pharmaceutical, Cl. A	17,100 [b]	374,148
Mylan	212,400 a,b	3,619,296
Owens & Minor	7,350	208,593
Teleflex	4,700	255,116
Vertex Pharmaceuticals	50,800 [a,b]	1,671,320
		20,543,093
Industrial--12.4%
AGCO	14,250 [a]	384,322
Alaska Air Group	66,200 [a]	2,975,690
C.H. Robinson Worldwide	11,000 [b]	612,260
Carlisle Cos.	7,100	256,523
Fastenal	29,500 [b]	1,480,605
Flowserve	55,200	4,680,960
Harsco	9,500	223,250
JB Hunt Transport Services	10,300	336,501
Landstar System	20,300	791,497
Navigant Consulting	9,500 [a]	98,610
Nordson	6,400	358,912
Oshkosh	84,400 [a]	2,629,904
Ryder System	33,500	1,347,705
Thomas & Betts	6,200 [a]	215,140
Timken	15,200	395,048
URS	10,000 [a]	393,500
W.W. Grainger	30,000	2,983,500
Waste Connections	11,100 [a]	387,279
		20,551,206

Information Technology--17.7%
ACI Worldwide	6,500 [a]	126,555
Advent Software	3,000 [a,b]	140,880
Amdocs	70,000 [a]	1,879,500
AU Optronics, ADR	52,800 [b]	468,864
Avnet	17,800 [a]	429,158
Computer Sciences	9,800	443,450
Convergys	23,500 [a]	230,535
FactSet Research Systems	4,900 [b]	328,251
Fairchild Semiconductor
International	111,600 [a]	938,556
Fiserv	30,200 [a]	1,378,932
Global Payments	35,400	1,293,516
Harris	30,000	1,249,500
Hewitt Associates, Cl. A	4,100 [a]	141,286
Ingram Micro, Cl. A	19,200 [a]	291,648
Intersil, Cl. A	14,400	174,384
Lender Processing Services	18,200	569,842
Lexmark International, Cl. A	39,100 [a]	1,291,473
Linear Technology	49,100 [b]	1,365,471
ManTech International, Cl. A	32,000 [a]	1,362,240
Microchip Technology	162,300 [b]	4,502,202
Plantronics	96,100	2,748,460
RF Micro Devices	241,100 [a]	942,701
Seagate Technology	211,800 [a]	2,761,872
Tech Data	19,000 [a,b]	676,780
Varian Semiconductor Equipment
Associates	87,100 [a]	2,496,286
Vishay Intertechnology	103,200 [a]	798,768
Zebra Technologies, Cl. A	11,200 [a]	284,144
		29,315,254
Materials--8.0%
Crown Holdings	168,000 [a]	4,206,720
Cytec Industries	9,300	371,907
Louisiana-Pacific	247,400 [a]	1,655,106
Lubrizol	34,200	2,746,602
Minerals Technologies	46,200	2,196,348

Packaging Corp. of America	12,100	266,442
Reliance Steel & Aluminum	12,300	444,645
Sonoco Products	11,900	362,712
Steel Dynamics	29,600	390,424
Valspar	11,900	358,428
Worthington Industries	29,000	372,940
		13,372,274
Telecommunication Services--2.5%
Crown Castle International	60,000 [a]	2,235,600
Frontier Communications	280,000 [b]	1,990,800
		4,226,400

Utilities--4.6%
DPL	22,900	547,310
Energen	27,700	1,227,941
Great Plains Energy	73,600	1,252,672
IDACORP	32,600	1,084,602
National Fuel Gas	9,500	435,860
ONEOK	70,000	3,027,500
		7,575,885
Total Common Stocks
(cost $161,485,325)		166,226,167

Other Investment--.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $565,000)	565,000 [d]	565,000
Investment of Cash Collateral for
Securities Loaned--12.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $21,447,886)	21,447,886 [d]	21,447,886
Total Investments (cost $183,498,211)	113.3%	188,239,053
Liabilities, Less Cash and Receivables	(13.3%)	(22,162,953)
Net Assets	100.0%	166,076,100

ADR - American Depository Receipts
a	Non-income producing security.
b	Security, or portion thereof, on loan. At June 30, 2010, the total market value of the fund's securities on loan is
$24,312,083 and the total market value of the collateral held by the fund is $25,192,862, consisting of cash collateral of
$21,447,886 and U.S. Government and agency securities valued at $3,744,976.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At June 30, 2010, the aggregate cost of investment securities for income tax purposes was $183,498,211. Net unrealized appreciation on investments was $4,740,842 of which $21,282,811 related to appreciated investment securities and $16,541,969 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Discretionary	19.0
Information Technology	17.6
Financial	16.4
Money Market Investments	13.3
Industrial	12.4
Health Care	12.4
Materials	8.1
Energy	6.2
Utilities	4.6
Telecommunication Services	2.5
Consumer Staples	.8
113.3

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	163,671,043	-	-	163,671,043
Equity Securities - Foreign+	2,555,124	-	-	2,555,124
Mutual Funds	22,012,886	-	-	22,012,886

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts.

For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended June 30, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds I

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	August 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	August 23, 2010

By: /s/ James Windels
James Windels Treasurer
Date:	August 23, 2010

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)